Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 100,191	$ 6,971	$ 114,791	$ 20,157
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	8,787	2,284	13,822	6,472
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	17,568	4,687	27,133	13,685
Transaction and integration-related expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 73,836	$ 0	$ 73,836	$ 0